Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Remainder Fiscal Year 2020	$ 20,036
Year 2021	22,778	$ 28,325
Total	42,814
Imputed interest	(1,521)
Total operating lease liability	$ 41,293